Appleseed Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Common Stocks — 67.50% Shares Fair Value
Canada — 3.42%
Real Estate — 3.42%
Boardwalk Real Estate Investment
Trust 90,000 $ 2,928,034
Total Canada 2,928,034
France — 2.84%
Communications — 2.84%
Bollore SA 525,000 2,431,116
Total France 2,431,116
Germany — 4.13%
Consumer Discretionary — 4.13%
adidas AG 20,000 3,536,092
Total Germany 3,536,092
Ireland — 3.35%
Financials — 3.35%
AerCap Holdings NV
(a)
70,000 2,865,800
Total Ireland 2,865,800
Israel — 2.72%
Industrials — 2.72%
Ituran Location and Control Ltd. 95,000 2,326,550
Total Israel 2,326,550
Japan — 2.87%
Technology — 2.87%
Sony Group Corp. - ADR 30,000 2,453,100
Total Japan 2,453,100
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC
(a)(b)(c)
1,300,000 239
Total Russia 239
Russian Federation — 0.00%
Financials — 0.00%
Sberbank of Russia
(b)(c)
324,000 6
Total Russian Federation 6
South Korea — 7.35%
Financials — 3.01%
SK Square Co., Ltd.
(a)
85,000 2,574,818

Appleseed Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 67.50%- (continued) Shares Fair Value
South Korea — 7.35% (continued)
Technology — 4.34%
Samsung Electronics Co. Ltd.
(c)
84,000 $ 3,714,162
Total South Korea 6,288,980
United States — 40.82%
Communications — 4.36%
Charter Communications, Inc., Class
A
(a)
2,800 1,311,884
Meta Platforms, Inc., Class A
(a)
15,000 2,418,750
3,730,634
Consumer Staples — 9.80%
Dollar Tree, Inc.
(a)
(d) 23,000 3,584,550
Herbalife Nutrition Ltd.
(a)
105,000 2,147,250
Sprouts Farmers Market, Inc.
(a)
105,000 2,658,600
8,390,400
Financials — 8.55%
Allstate Corp. (The) 10,000 1,267,300
CNB Financial Corp. 55,000 1,330,450
Evercore, Inc., Class A 27,000 2,527,470
First Horizon National Corp. 100,000 2,185,999
7,311,219
Health Care — 1.75%
89Bio, Inc.
(a)
175,000 563,500
Heron Therapeutics, Inc.
(a)
335,000 934,650
1,498,150
Industrials — 3.93%
Spirit Airlines, Inc.
(a)
141,176 3,365,636
Materials — 6.82%
CF Industries Holdings, Inc. 35,000 3,000,550
Mosaic Co. (The) 60,000 2,833,800
5,834,350
Pharmaceuticals — 0.69%
Ardelyx, Inc.
(a)
1,000,000 589,900
Technology — 4.92%
Fiserv, Inc.
(a)
25,000 2,224,250
Lumentum Holdings, Inc.
(a)
12,000 953,040
Rockley Photonics Holdings Ltd.
(a)
475,000 1,035,500
4,212,790
Total United States 34,933,079
TOTAL  COMMON STOCKS
  (Cost $66,847,224) 57,762,996

Appleseed Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Closed End Funds — 11.60% Shares Fair Value
Canada — 11.60%
Sprott Physical Gold Trust
(a)
700,000 $ 9,926,000
TOTAL  CLOSED END FUNDS
  (Cost $8,588,801) 9,926,000
Exchange-Traded Funds — 4.38%
United States — 4.38%
Kraneshares Trust California Carbon
Allowance Strategy ETF
(a)
60,000 1,559,400
VanEck Merk Gold Shares
(a)
125,000 2,191,250
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $3,880,699) 3,750,650
Preferred Stocks — 3.23%
United States — 3.23%
Financials — 3.23%
Federal National Mortgage
Association, Series S, 5.25% -
Series S
(a)
350,000 1,218,000
Federal National Mortgage
Association, Series T, 8.25% -
Series T
(a)
500,000 1,550,000
2,768,000
Total Preferred Stocks
    (Cost  $1,920,131 ) 2,768,000
TOTAL  PREFERRED STOCKS
  (Cost $1,920,131) 2,768,000
U.S. Government & Agencies — 2.43%
Principal
Amount Fair Value
Corporate Bonds — 0.58%
AerCap Ireland Capital DAC, Series , 3.30%, 1/23/2023 $ 500,000 498,153
TOTAL CORPORATE BONDS
    (Cost $499,396) 498,153
Convertible Bonds — 4.74%
Herbalife Nutrition Ltd., Series , 2.63%, 3/15/2024 2,250,000 2,001,375
Lumentum Holdings, Inc., Series , 0.50%, 12/15/2026 2,000,000 2,058,800
TOTAL CONVERTIBLE BONDS
    (Cost $4,531,011) 4,060,175

Appleseed Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Certificate of Deposit — 1.72%
Principal
Amount Fair Value
Community Development Bank, 0.10%, 9/8/2022 $ 250,000 $ 250,000
Self Help Federal Credit Union, 0.30%, 7/3/2023
(e)
1,000,000 974,969
Spring Bank, 0.50%, 3/29/2023 250,000 250,000
TOTAL CERTIFICATE OF DEPOSIT
    (Cost $1,500,000) 1,474,969
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Put Options Purchased — 2.74%
Invesco QQQ Trust Series 1 350 $ 9,809,800 $ 265.00
August
2022 287,700
Invesco QQQ Trust Series 1 225 6,306,300 270.00
August
2022 219,825
Invesco QQQ Trust Series 1 200 5,605,600 280.00
August
2022 269,000
IShares Trust Russel 2000 700 11,855,200 350.00
October
2022 349,650
IShares Trust Russel 2000 600 10,161,600 350.00
October
2022 379,200
SPDR S&P 500 ETF Trust 250 9,431,250 380.00
August
2022 388,500
SPDR S&P 500 ETF Trust 340 12,826,500 375.00
August
2022 453,901
TOTAL PUT OPTIONS PURCHASED
    (Cost $1,814,934) 2,347,776
Money Market Funds - 0.86% Shares Fair Value
Federated Government Obligations Fund, Institutional Class,
1.37%
(f)
733,604 733,604
TOTAL MONEY MARKET FUNDS
    (Cost $733,604) 733,604
Total Investments — 99.78%
    (Cost $92,405,862) 85,405,261
Other Assets in Excess of Liabilities  —  0.22% 185,514
Net Assets — 100.00% $ 85,590,775
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2022 was $245, representing 0.00%
of net assets.
(c) Fair Valued.
(d) All or a portion of the security is held as collateral for written options.

Appleseed Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
(e) Certificates of Deposit purchased through Certificate of Deposit Account Registry Service
("CDARS").  Deposits occur in increments below the standard Federal Deposit Insurance Corporation
("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(f) Rate disclosed is the seven day effective yield as of June 30, 2022.
ADR - American Depositary Receipt.
ETM - Escrow to Maturity.

Appleseed Fund
Schedule of Open Written Option Contracts
June 30, 2022 - (Unaudtied)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (0.21)%
Dollar Tree Inc. (85) $ 1,324,725 $ 170.00
November
2022 $ (81,175)
Dollar Tree Inc. (75) 1,168,875 175.00
November
2022 (57,563)
Dollar Tree Inc. (70) 1,090,950 180.00
November
2022 (43,575)
Total Written Options (Premiums Received
$251,677) $ (182,313)